ACCOUNT RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2018
Accounts Receivable, Net, Current [Abstract]
Accounts Receivable [Table Text Block]	Account receivable consisted of the following:
	As of December 31,
	2018	2017
Receivable from product sales	$228,858	$-
Total	$228,858	$-